Basis of preparation and significant accounting policies - Disclosure of revision to Consolidated Statement of Cash Flows (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Revision [Line Items]
Loss before tax	€ (11,748)	€ 1,167	€ (28,707)	€ (56,976)
Other non-cash items			3,594	(18,522)
Changes in working capital			(87,077)	(54,959)
Net cash from / (used in) operating activities			€ (78,152)	(81,507)
As previously reported
Disclosure Of Revision [Line Items]
Loss before tax		1,802		(55,589)
Other non-cash items				(19,553)
Changes in working capital				(55,315)
Net cash from / (used in) operating activities				(81,507)
Adjustments
Disclosure Of Revision [Line Items]
Loss before tax		€ (635)		(1,387)
Other non-cash items				1,031
Changes in working capital				356
Net cash from / (used in) operating activities				€ 0